3: Annual Report

Semi-Annual Report

August 31, 2000

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

September 30, 2000

Dear Fellow Shareholder:

The collapse of the markets during this period gives further credence for the structure and viability of Copley Fund, Inc. Copley was created to produce a steady stream of increases in net asset values with a minimum of market risks. Our Fund is not suited for the aggressive investor who wants to achieve a huge gain in a short period of time. This entails huge risks as has been evident during this period. The euphoria of huge gains or the trauma of huge losses should not and does not fit the profile of the average Copley investor.

Thus far as of September 30, 2000, we show a gain of 13.6% for the nine months as compared to an approximate loss of 20% for Nasdaq and 10% for the Dow. This was not the case for calendar year 1999 when Copley Fund had a small loss while other averages had substantial gains. These gains were accomplished with risks that were far outweighed by the rewards over time. Risk investors sold stocks with good earnings, good growth, and good dividends to buy stocks with no earnings, no visibility and no liquidity. This bubble had to break as evidenced by the recent market performance.

Copley is still adhering to its philosophy of investing in highly visible stocks with good earnings, good growth and good dividends in increasing amounts. Thus our net asset value is floored by our dividends as we cannot go below the basic yield of our portfolio re present interest rates. Also the thrust of our dividends add to our net asset value every month. Do keep in mind because we do not distribute dividends or capital gains we have on average a 3% difference of net asset value (after taxes to taxable accounts) than most other stock funds, i.e., if a Fund has gained 13% and Copley Fund 10% the two funds are probably equal in the after tax return.

This investment approach which we believe gives us the least amount of risk of most stock funds has led to the following very respectable records.

1984* +23.9%(Top performing fund in 1984)

    +25%
    +18%
    -8%
    +20%
    +16%(Including a reserve for taxes on unrealized gains.)
    -2%
    +18%

    *Calendar Years

    +18%
    +10%
    -7%
    +26%
    +5%
    +25%
    +14%
    -6.86%
    +13.6% (September 30, 2000)

As we indicated in a previous letter many of our stocks have acquired or have been acquired or are about to be acquired by other companies. These mergers and acquisitions have resulted and will result in meaningful gains in our portfolio.

The immediate dangers to the present market are margin calls and redemptions in Index Funds. Many of these Nasdaq investors when called upon to contribute cash to their margin accounts might have to sell stocks thus contributing to further downturns. Index Funds by their structure have no cash. Thus if redemptions occur these Funds must sell stocks to raise cash also contributing to further downturns.

We are continuing to expand our operating division with greater distributions of handbags and shoes. We are also exploring other avenues of expansion and look forward to greater contributions from operations.

Thus we are optimistic for the future of Copley Fund, Inc. We believe our sane and logical approach will result in continued increases in value with a minimum of risk.

Our thanks to our Board and our shareholders for their support throughout our twenty-one years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 1999PERIOD ENDED SEPTEMBER 30, 2000

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 39.19(As of September 30, 2000)

ACCOUNTANT'S REVIEW REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 2000, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 29, 2000 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report of April 25, 2000, I expressed an unqualified opinion on those financial statements.

ROY G. HALECertified Public AccountantLa Plata, MarylandOctober 10, 2000

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2000

Number of

Shares Value

COMMON STOCKS-99.30%

DIVERSIFIED UTILITY COMPANIES-13.66%

Alliant Energy Corp. 25,000 $ 731,250

Dominion Resources, Inc. 30,000 1,590,000

Florida Progress Corp. 35,000 1,815,625

FPL Group 55,000 2,935,625

LG & E Energy Corp. 80,000 1,960,000

TXU Corp. 21,000 733,688

9,766,188

ELECTRIC AND GAS-10.92%

American Electrical Power 55,000 1,938,750

CP & L Energy, Inc. 40,000 1,480,000

First Energy Corp. 40,000 990,000

Kansas City Power & Light Co. 40,000 1,075,000

SCANA Corp. 50,000 1,368,750

Sempra Energy, Inc. 40,000 780,000

Western Resources, Inc. 8,511 170,220

7,802,720

ELECTRIC POWER COMPANIES-11.13%

Allegheny Energy, Inc. 45,000 1,614,375

Ameren Corporation 25,000 1,010,938

DTE Energy Company 55,000 1,911,250

NStar 16,242 683,179

PP&L Corp. 50,000 1,675,000

PECO Energy Co. 11,600 558,975

Potomac Electric Power Co. 20,000 503,750

$ 7,957,467

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2000

Number of

Shares Value

GAS UTILITIES & SUPPLIES-12.96%

CTG Resources, Inc. 27,000 $ 1,093,500

Delta Natural Gas Co. 15,000 251,250

Eastern Enterprises, Inc. 34,962 2,211,347

Energy East Corp. 36,400 825,825

Keyspan Energy Corp. 40,000 1,377,500

New Jersey Resources Corp. 25,000 1,000,000

Northwest Natural Gas Co. 30,000 690,000

Peoples Energy Corp. 30,000 975,000

Washington Gas Light Co. 33,000 835,313

9,259,735

HYDRO ELECTRIC-1.93%

IDA Corp. 35,000 1,380,313

DRUG COMPANIES-9.23%

Bristol Myers Squibb Co. 100,000 5,300,000

Pfizer, Inc. 30,000 1,297,500

6,597,500

BANKING-4.81%

Morgan, J.P. & Company 10,000 1,671,875

PNC Financial Services Group 30,000 1,768,125

3,440,000

INSURANCE-2.74%

Gallagher, Arthur J. & Company 40,000 1,960,000

MANUFACTURING-2.00%

General Electric Co. 10,000 586,875

General Motors Corp. 10,000 721,875

Hasbro, Inc. 10,000 123,125

$ 1,431,875

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2000

Number of

Shares Value

OILS-10.12%

BP Amoco PLC 24,600 $ 1,359,150

Exxon-Mobil Corp. 53,043 4,329,635

Texaco, Inc. 30,000 1,545,000

7,233,785

RETAIL-1.33

Wal-Mart Stores, Inc. 20,000 948,750

TELEPHONE-18.47%

American Telephone & Telegraph Co. 22,500 708,750

Bell South Corp. 20,000 746,250

Qwest Communications, Inc. 43,233 2,231,904

SBC Communications, Inc. 118,946 4,965,996

Verizon Communications, Inc. 104,232 4,547,121

13,200,021

Total Common Stocks (Cost $33,256,190) 70,978,354

Preferred Stock-0.70%

Franklin PR (Cost $475,000) 4,750 475,000

Total value of investments

(Cost $33,731,190) 71,453,354

Excess of cash and other assets over

liabilities 5,418,027

NET ASSETS $ 76,871,381

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2000

ASSETS

Investments in securities, at

value (identified cost $33,731,190)

(Note 1) $ 71,453,354

Cash 5,366,590

Receivables:

Subscriptions 19,197

Trade (Notes 5 & 6) 63,047

Dividends and interest 229,344 311,588

Inventory (Notes 1, 5 & 6) 355,151

Prepaid Expenses 1,094

Total Assets 77,487,777

LIABILITIES

Payables:

Redemptions payable 27,777

Trade 52,663

Accrued income taxes-current 33,500

Accrued expenses 78,221

Deferred income taxes (Notes 1 & 2) 424,235

Total Liabilities 616,396

Commitments and Contingencies (Note 7)

Net Assets $ 76,871,381

===========

Net assets consist of:

Capital paid in $ 14,455,665

Undistributed net investment and

operating income 24,757,406

Accumulated net realized loss on

investment transactions (63,854)

Net unrealized appreciation in

value of investments (Note 2) 37,722,164

Total $ 76,871,381

===========

Net Asset Value, Offering and

Redemption Price Per Share

(2,112,125 shares of $1.00 par

value capital stock outstanding.) $36.40

===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ending August 31, 2000

INVESTMENT INCOME (Note 1)

Income:

Dividends $ 1,371,363

Interest 165,056

Other 2,570

Investment Income 1,538,989

Expenses:

Investment advisory fee (Note 5) 272,483

Professional fees 34,471

Custodian fees 13,278

Shareholder servicing costs 13,199

Printing 12,133

Postage and shipping 6,885

Accounting and pricing service costs 35,581

Directors fees 12,208

Blue Sky fees 8,770

Telephone 1,258

Insurance 36,500

Office expense & miscellaneous 4,498

451,264

Less:Investment advisory

fee waived 30,000 421,264

Net investment income before

income taxes 1,117,725

OPERATING PROFIT (Notes 2, 5 & 7)

Gross Profit 24,480

Less: Operating expenses 16,071

Net operating profit before

income taxes 8,409

NET INVESTMENT AND OPERATING

INCOME BEFORE INCOME TAXES 1,126,134

Less provision for income taxes

(Notes 2 and 7) 48,152

Net investment and operating income 1,077,982

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized gain from investment

transactions during the period 1,537,897

Increase in unrealized

appreciation of investments

during current period 7,704,271

Net realized and unrealized

gain/loss 9,242,168

NET INCREASE IN NET ASSETS RESULTING

FROM OPERATIONS $ 10,320,150

=============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

Six Months Ended Year Ended

August 31, February 29,

2000 2000

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment and operating

income $ 1,077,982 $ 2,389,583

Net realized gain (loss)on

investment transactions 1,537,897 974,868

Net change in unrealized

appreciation on investments 7,704,271 (8,033,996)

Increase (decrease in net

assets resulting from

operations 10,320,150 (4,669,545)

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (3,222,237) (6,428,889)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase(decrease) in net

assets resulting from capital

share transactions (1,949,140) (4,270,627)

Total increase (decrease)

in net assets 5,148,773 (15,369,061)

NET ASSETS

Beginning of Period 71,722,608 87,091,669

End of Period (including

undistributed net investment

and operating income of

$24,757,406 and $26,901,661

respectively) $ 76,871,381 $ 71,722,608

=========== ===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended August 31, 2000

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 1,381,551

Proceeds from disposition of long-term

portfolio investments 14,457,727

Receipts from customers 227,760

Payments of taxes, net (43,626)

Expenses paid (417,467)

Purchase of long-term portfolio investments (7,251,256)

Payments to suppliers (165,441)

Net cash provided by operating activities 8,189,248

===========

Cash flows provided by financing activities

Fund shares sold 302,944

Fund shares repurchased (5,171,377)

Net cash used by financing activities (5,171,377)

===========

Net increase in cash 3,017,871

Cash at beginning of the year 2,348,719

Cash as of August 31, 2000 $ 5,366,590

===========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets

resulting from operations $10,320,150

Increase in investments (2,026,383)

Increase in other income 2,570

Increase in dividends and interest receivable (61,646)

Decrease in receivables from customers 16,227

Increase in inventory (90,759)

Increase in income taxes payable 7,429

Increase in other assets (1,094)

Increase in accrued expenses 22,753

Total adjustments (2,130,902)

Net cash provided by operating activities $ 8,189,248

===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuations

Equity securities are valued at the last sales price on the exchange or in the over-the-counter-market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the mean between last reported bid and asked price.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

2. Federal and State Income Taxes

The income tax provision included in the

financial statements is as follows:

Regular tax liability. . . . . . . . . . $ 26,000

State tax liability. . . . . . . . . . . 7,500

Deferred tax liability . . . . . . . . . 14,652

$ 48,152

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $1,609,487, consisting of $424,235 accumulated general liability and a cumulative alternative minimum tax carryover of $1,185,252. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal income tax liability was reduced by $92,793 and the state income tax liability was reduced by $11,889 due to alternative minimum tax carryovers.

The Fund has $63,854 in accumulated capital loss carry forward which expires on February 28, 2004.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal quidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

3. Capital Stock

At August 31, 2000 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

August 31, 2000 February 29, 2000

Shares Amount Shares Amount

Shares sold 8,569 $ 302,944 51,700 $ 1,874,660

Shares repurchased (160,435) (5,474,321) (333,009) (12,574,176)

Net Change (151,866) $ (5,171,377) (281,299) $(10,699,516)

========= ============ ========= =============

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $7,251,256 and $14,457,727 respectively.

5. Investment Advisory Fee and Other Related Party Transactions

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 2000, the fee for investment advisory service totaled $272,483, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $12,208 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $208,255 during the period.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's

financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last of February) and the six months ending August 31, 2000.

Year Ended

August February February February February February

31, 2000 29, 2000 28, 1999 28, 1998 28, 1997 29, 1996

Investment and Operating

Income $ 0.707 $ 1.412 $ 1.386 $ 1.371 $ 1.368 $ 1.302

Expenses (Including Taxes) 0.215 0.421 0.391 0.490 0.471 0.431

Net Investment and Operating

Income 0.492 0.991 0.995 0.881 0.897 0.871

Net Realized and Unrealized

Gain (Loss) on Investments 4.223 -3.528 0.736 5.013 1.048 2.971

Net Increase (Decrease) in

Net Asset Value 4.715 -2.537 1.731 5.894 1.945 3.842

NAV Beginning of Period 31.680 34.217 32.486 26.592 24.647 20.805

NAV End of Period $36.395 $31.680 $34.217 $32.486 $26.592 $24.647

Total Return (a) 14.88% -7.41% 5.33% 22.16% 7.89% 18.47%

Ratios and Supplemental Data

Net Assets at End of Period

(in thousands) 76,871 71,723 87,092 82,713 74,298 77,902

Ratio of Expenses to Average

Net Assets (b)(c) 1.13% 1.06% 0.97% 0.95% 1.00% 1.03%

Ratio of Expenses of net

assets (before advisory

fees waived (b)(c) 1.21% 1.13% 1.04% 1.03% 1.08% 1.05%

Ratio of Net Investment

income to average net

assets (c) 2.90% 3.01% 2.98% 3.00% 3.51% 4.79%

Portfolio Turnover 9.77% 6.77% 2.49% 43.01% 9.15% 4.79%

Number of Shares Outstanding

at End of Period (in

thousands) 2,112 2,264 2,545 2,546 2,794 3,161

  Total returns for periods less than one year are not annualized.
  Ratio of expenses presented exclude taxes.
  Annualized for periods less than one year.

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 2000

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

American Data Services, Inc.

150 Motor Parkway, Suite 109

Hauppauge, NY 11788

Tel. (631) 951-0500

Fax. (631) 951-0573

Tel. (877) 881-2751

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646